Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities [Abstract]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 3

Public warrants	583	-
Private warrants	-	13,301
Conversion component of convertible loans	-	5,141
Total	583	18,442

Schedule of Conversion Component of Convertible Loans

The key inputs into the Black-Scholes models for the private warrants were as follows:

December 31, 2024
Risk- free interest rate	4.25%
Expected term (years)	1.119-2.2
Expected volatility	143.23%
Exercise price	11.7-28.5
Underlying share price	6.9

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

December 31, 2024
Risk- free interest rate	4.18%
Expected term (years)	1.25
Expected volatility	149.39%
Exercise price	9.0
Underlying share price	6.9

Lind-Black Scholes- option

December 31, 2024
Risk- free interest rate	4.3%
Expected term (years)	3.65
Expected volatility	143.23%
Exercise price	35.0
Underlying share price	6.9

2024 Accreditor Investors- Conversion component

December 31, 2024
Risk- free interest rate	4.26%
Expected term (years)	2.5
Expected volatility	143.23%
Underlying share price	6.9

Gottdiener-Black Scholes- option

December 31, 2024
Risk- free interest rate	4.1-4.26%
Expected term (years)	2.19-2.85
Expected volatility	140-143.23%
Exercise price	5.0-7.0
Underlying share price	6.9

Gottdiener-Monte Carlo- Conversion component

December 31, 2024
Risk- free interest rate	4.4%
Expected term (years)	0.59
Expected volatility	135.82%
Underlying share price	6.9

Claymore-Black Scholes- option

December 31, 2024
Risk- free interest rate	4.27-4.68%
Expected term (years)	1.63-2.91
Expected volatility	140.24-143.57%
Exercise price	5.0-7.0
Underlying share price	6.9

Claymore-Black Scholes- Conversion component

December 31, 2024
Risk- free interest rate	4.24-4.25%
Expected term (years)	1.63-1.91
Expected volatility	143.57%
Exercise price	5.0
Underlying share price	6.9

Claymore- Monte Carlo- Conversion component

December 31, 2024
Risk- free interest rate	4.25%
Expected term (years)	0.45
Expected volatility	135.38%
Underlying share price	6.9

JJ-Black Scholes- option

December 31, 2024
Risk- free interest rate	4.32%
Expected term (years)	5
Expected volatility	143.23%
Exercise price	8.5
Underlying share price	6.9

Schedule of Presents the Changes in the Fair Value of Liabilities

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2023	$217	$5,830	$4,215	$10,262
Issuance of conversion component related to the convertible loans.	-	-	2,411	2,411
Issuance of warrants related to the convertible loans	-	10,370	-	10,370
Exercise of warrants	-	(886)	-	(886)
Conversion of convertible loans into ordinary shares	-	-	(4,220)	(4,220)
Change in fair value	366	(2,038)	2,734	1,062
Adjustments arising from translating financial statements from functional currency to presentation currency	-	25	1	26
Fair value as of December 31, 2024	$583	$13,301	$5,141	$19,025